American Funds Insurance Series®

Prospectus Supplement

 November 1, 2015

(for Class 1 shares prospectus, Class 2 shares prospectus, Class 3 shares prospectus and Class 4 shares prospectus dated May 1, 2015, as supplemented to date)

1. With respect to the Class 1, Class 2 and Class 4 shares prospectuses only, the information under the heading “Portfolio managers” in the “Management” section of the Global Growth Fund summary portion of the prospectus is amended in its entirety to read as follows:

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Patrice Collete	Less than 1 year	Partner – Capital World Investors
Isabelle de Wismes	3 years	Partner – Capital World Investors
Galen Hoskin	2 years	Partner – Capital World Investors
Jonathan Knowles	2 years	Partner – Capital World Investors

2.  With respect to the Class 1, Class 2 and Class 4 shares prospectuses only, the information under the heading “Portfolio managers” in the “Management” section of the Global Growth and Income Fund summary portion of the prospectus is amended in its entirety to read as follows:

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Bradford F. Freer	2 years	Partner – Capital World Investors
Gregg E. Ireland	9 years	Partner – Capital World Investors
Martin Romo	6 years	Partner – Capital World Investors
Andrew B. Suzman	6 years	Partner – Capital World Investors

3. The table under the heading “The Capital SystemSM” in the “Management and organization” section of the prospectus is amended in its entirety to read as follows:

Portfolio manager for the Series/Title (if applicable)	Primary title with investment adviser (or affiliate) and investment experience	Portfolio manager’s role in management of, and experience in, the fund(s)
Donald D. O’Neal Vice Chairman of the Board	Partner – Capital Research Global Investors Investment professional for 30 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth-Income Fund — 10 years
Alan N. Berro President	Partner – Capital World Investors Investment professional for 29 years in total; 24 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Asset Allocation Fund — 15 years
Carl M. Kawaja Vice President	Partner – Capital World Investors Investment professional for 28 years in total; 24 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: New World Fund — 16 years

Portfolio manager for the Series/Title (if applicable)	Primary title with investment adviser (or affiliate) and investment experience	Portfolio manager’s role in management of, and experience in, the fund(s)
Sung Lee Vice President	Partner – Capital Research Global Investors Investment professional for 21 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Fund — 9 years International Growth and Income Fund — 7 years
Dylan Yolles Vice President	Partner – Capital International Investors Investment professional for 18 years in total; 15 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth-Income Fund — 10 years (plus 5 years of prior experience as an investment analyst for the fund)
Hilda L. Applbaum	Partner – Capital World Investors Investment professional for 28 years in total; 20 years with Capital Research and Management Company or affiliate	Serves as an equity/fixed-income portfolio manager for: Global Balanced Fund — 4 years
David C. Barclay	Partner – Capital Fixed Income Investors Investment professional for 34 years in total; 27 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Bond Fund — 17 years High-Income Bond Fund — 22 years
Donnalisa Parks Barnum	Partner – Capital World Investors Investment professional for 34 years in total; 29 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 12 years
L. Alfonso Barroso	Partner – Capital Research Global Investors Investment professional for 21 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Fund — 6 years
David J. Betanzos	Partner – Capital Fixed Income Investors Investment professional for 15 years in total; 13 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Capital Income Builder — 1 year Mortgage Fund — 1 year U.S. Government/AAA-Rated Securities Fund — Less than 1 year
Mark A. Brett	Partner – Capital Fixed Income Investors Investment professional for 36 years in total; 22 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Global Balanced Fund — 4 years Global Bond Fund — Less than 1 year
Christopher D. Buchbinder	Partner – Capital Research Global Investors Investment professional for 20 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Blue Chip Income and Growth Fund — 8 years
J. David Carpenter	Partner – Capital World Investors Investment professional for 21 years in total; 17 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Asset Allocation Fund — 2 years
Patrice Collette	Partner – Capital World Investors Investment professional for 21 years in total, 16 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth Fund — Less than 1 year (plus 14 years of prior experience as an investment analyst for the fund)
David A. Daigle	Partner – Capital Fixed Income Investors Investment professional for 21 years, all with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for:
Asset Allocation Fund — 6 years
Global Bond Fund — Less than 1 year
High-Income Bond Fund — 6 years (plus 9 years of prior experience as an investment analyst for the fund)
Isabelle de Wismes	Partner – Capital World Investors Investment professional for 31 years in total; 22 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth Fund — 3 years (plus 14 years of prior experience as an investment analyst for the fund)
Mark E. Denning	Partner – Capital Research Global Investors Investment professional for 33 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 17 years

Portfolio manager for the Series/Title (if applicable)	Primary title with investment adviser (or affiliate) and investment experience	Portfolio manager’s role in management of, and experience in, the fund(s)
Paul Flynn	Partner – Capital World Investors Investment professional for 19 years in total; 17 years with Capital Research and Management Company or affiliate	Serves as an equity/fixed-income portfolio manager for: Global Balanced Fund — 2 years
J. Blair Frank	Partner – Capital Research Global Investors Investment professional for 22 years in total; 21 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 12 years Growth-Income Fund — 9 years
Bradford F. Freer	Partner – Capital World Investors Investment professional for 23 years in total; 22 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth and Income Fund — 2 years (plus 6 years of prior experience as an investment analyst for the fund)
Nicholas J. Grace	Partner – Capital World Investors Investment professional for 25 years in total; 21 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: New World Fund — 3 years (plus 8 years of prior experience as an investment analyst for the fund)
Laurentius Harrer	Partner – Capital Fixed Income Investors Investment professional for 26 years in total; 21 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: High-Income Bond Fund — Less than 1 year
David A. Hoag	Partner – Capital Fixed Income Investors Investment professional for 27 years in total; 24 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Bond Fund — 8 years
Thomas H. Høgh	Partner – Capital Fixed Income Investors Investment professional for 28 years in total; 25 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Bond Fund — 8 years Global Bond Fund — 9 years
Galen Hoskin	Partner – Capital World Investors Investment professional for 21 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for:
Global Growth Fund — 2 years (plus 14 years of prior experience as an investment analyst for the fund)
New World Fund — 9 years (plus 6 years of prior experience as an investment analyst for the fund)
Claudia P. Huntington	Partner – Capital Research Global Investors Investment professional for 42 years in total; 40 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 2 years Growth-Income Fund — 21 years (plus 5 years of prior experience as an investment analyst for the fund)
Gregg E. Ireland	Partner – Capital World Investors Investment professional for 43 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth and Income Fund — 9 years
Gregory D. Johnson	Partner – Capital World Investors Investment professional for 22 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 8 years
Joanna F. Jonsson	Partner – Capital World Investors Investment professional for 26 years in total; 25 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Balanced Fund — 4 years
Michael T. Kerr	Partner – Capital World Investors Investment professional for 32 years in total; 30 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 10 years
Jonathan Knowles	Partner – Capital World Investors Investment professional for 23 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth Fund — 2 years (plus 10 years of prior experience as an investment analyst for the fund)

Portfolio manager for the Series/Title (if applicable)	Primary title with investment adviser (or affiliate) and investment experience	Portfolio manager’s role in management of, and experience in, the fund(s)
Darcy Kopcho	Partner – Capital International Investors Investment professional for 35 years in total; 27 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Capital Income Builder — 1 year
Lawrence Kymisis	Partner – Capital Research Global Investors Investment professional for 20 years in total; 12 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 3 years
Harold H. La	Partner – Capital Research Global Investors Investment professional for 17 years in total; 16 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 7 years (plus 4 years of prior experience as an investment analyst for the fund)
Jeffrey T. Lager	Partner – Capital World Investors Investment professional for 20 years in total; 19 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Asset Allocation Fund — 8 years
James B. Lovelace	Partner – Capital Research Global Investors Investment professional for 33 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Blue Chip Income and Growth Fund — 8 years
Jesper Lyckeus	Partner – Capital Research Global Investors Investment professional for 20 years in total; 19 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Fund — 8 years (plus 8 years of prior experience as an investment analyst for the fund) International Growth and Income Fund — 7 years
Fergus N. MacDonald	Partner – Capital Fixed Income Investors Investment professional for 23 years in total; 12 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Mortgage Fund — 4 years U.S. Government/AAA-Rated Securities Fund — 5 years
Ronald B. Morrow	Partner – Capital World Investors Investment professional for 47 years in total; 18 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 12 years (plus 5 years of prior experience as an investment analyst for the fund)
James R. Mulally	Partner – Capital Fixed Income Investors Investment professional for 39 years in total; 35 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Asset Allocation Fund — 9 years
Robert H. Neithart	Partner – Capital Fixed Income Investors Investment professional for 28 years, all with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for:
New World Fund — 3 years (plus 2 years of prior experience as an investment analyst for the fund)
Global Balanced Fund — 4 years
Global Bond Fund — 2 years
Aidan O’Connell	Vice President – Capital Research Global Investors Investment professional for 17 years in total; 11 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 1 year (plus 9 years of prior experience as an investment analyst for the fund)
Andraz Razen	Vice President – Capital World Investors Investment professional for 17 years in total; 11 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 2 years (plus 3 years of prior experience as an investment analyst for the fund)
David M. Riley	Partner – Capital Research Global Investors Investment professional for 21 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Growth and Income Fund — 7 years

Portfolio manager for the Series/Title (if applicable)	Primary title with investment adviser (or affiliate) and investment experience	Portfolio manager’s role in management of, and experience in, the fund(s)
William L. Robbins	Partner – Capital International Investors Investment professional for 23 years in total; 20 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth-Income Fund — 3 years (plus 12 years of prior experience as an investment analyst for the fund)
Martin Romo	Partner – Capital World Investors Investment professional for 23 years in total; 22 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth and Income Fund — 6 years (plus 1 year of prior experience as an investment analyst for the fund)
Theodore R. Samuels	Partner – Capital International Investors Investment professional for 36 years in total; 34 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Capital Income Builder — 1 year
Eugene P. Stein	Partner – Capital World Investors Investment professional for 44 years in total; 43 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Asset Allocation Fund — 7 years
Andrew B. Suzman	Partner – Capital World Investors Investment professional for 22 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth and Income Fund — 6 years
James Terrile	Partner – Capital Research Global Investors Investment professional for 20 years in total; 19 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Blue Chip Income and Growth Fund — 3 years
Christopher M. Thomsen	Partner – Capital Research Global Investors Investment professional for 18 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Fund — 9 years
Ritchie Tuazon	Vice President – Capital Fixed Income Investors Investment professional for 15 years in total; 4 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: U.S. Government/AAA-Rated Securities Fund — Less than 1 year
Alan J. Wilson	Partner – Capital World Investors Investment professional for 30 years in total; 24 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 1 year
Philip Winston	Partner – Capital International Investors Investment professional for 30 years in total; 18 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Capital Income Builder — 1 year

Keep this supplement with your prospectus.

Lit. No. INA8BS-010-1015O CGD/8024-S51934

American Funds Insurance Series® Statement of Additional Information Supplement November 1, 2015 (for statement of additional information dated May 1, 2015, as supplemented to date)

1.	The following is added to the “Description of certain securities, investment techniques and risks” section of the statement of additional information:

Futures — Certain funds may enter into futures contracts to seek to manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. A futures contract is an agreement to buy or sell a security or other financial instrument (the “reference asset”) for a set price on a future date. Futures contracts are standardized, exchange-traded contracts, and, when a futures contract is bought or sold, the fund will incur brokerage fees and will be required to maintain margin deposits.

Unlike when the fund purchases or sells a security, such as a stock or bond, no price is paid or received by the fund upon the purchase or sale of a futures contract. When the fund enters into a futures contract, the fund is required to deposit with its futures broker, known as a futures commission merchant (FCM), a specified amount of liquid assets in a segregated account in the name of the FCM at the applicable derivatives clearinghouse or exchange. This amount, known as initial margin, is set by the futures exchange on which the contract is traded and may be significantly modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the fund upon termination of the contract, assuming all contractual obligations have been satisfied. Additionally, on a daily basis, the fund pays or receives cash, or variation margin, equal to the daily change in value of the futures contract. Variation margin does not represent a borrowing or loan by the fund but is instead a settlement between the fund and the FCM of the amount one party would owe the other if the futures contract expired. In computing daily net asset value, the fund will mark-to-market its open futures positions. In the event of the bankruptcy or insolvency of an FCM that holds margin on behalf of the fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM’s other customers, potentially resulting in losses to the fund. An event of bankruptcy or insolvency at a clearinghouse or exchange holding initial margin could also result in losses for the fund.

When the fund invests in futures contracts and deposits margin with an FCM, the fund becomes subject to so-called “fellow customer” risk – that is, the risk that one or more customers of the FCM will default on their obligations and that the resulting losses will be so great that the FCM will default on its obligations and margin posted by one customer, such as the fund, will be used to cover a loss caused by a different defaulting customer. Applicable rules generally prohibit the use of one customer’s funds to meet the obligations of another customer and limit the ability of an FCM to use margin posed by non-defaulting customers to satisfy losses caused by defaulting customers. As a general matter, an FCM is required to use its own funds to meet a defaulting customer’s obligations. While a customer’s loss would likely need to be substantial before non-defaulting customers would be exposed to loss on account of fellow customer risk, applicable rules nevertheless permit the commingling of margin and do not limit the mutualization of customer losses from investment losses, custodial failures, fraud or other causes. If the loss is so great that, notwithstanding the application of an FCM’s own funds, there is a shortfall in the amount of customer funds required to be held in segregation, the FCM could default and be placed into bankruptcy. Under these circumstances, bankruptcy law provides that non-defaulting customers will share pro rata in any shortfall. A shortfall in customer segregated funds may also make the transfer of the accounts of non-defaulting customers to another FCM more difficult.

Although certain futures contracts, by their terms, require actual future delivery of and payment for the reference asset, in practice, most futures contracts are usually closed out before the delivery date by offsetting purchases or sales of matching futures contracts. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical reference asset and the same delivery date with the same FCM. If the offsetting purchase price is less than the original sale price (in each case taking into account transaction costs, including brokerage fees), the fund realizes a gain; if it is more, the fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price (in each case taking into account transaction costs, including brokerage fees), the fund realizes a gain; if it is less, the fund realizes a loss.

The fund is generally required to segregate liquid assets equivalent to the fund’s outstanding obligations under each futures contract. With respect to long positions in futures contracts that are not legally required to cash settle, the fund will segregate or earmark liquid assets in an amount equal to the contract price the fund will be required to pay on settlement less the amount of margin deposited with an FCM. For short positions in futures contracts that are not legally required to cash settle, the fund will segregate or earmark liquid assets in an amount that, when added to the amounts deposited with an FCM as margin, equals the market value of the reference asset underlying the futures contract. With respect to futures contracts that are required to cash settle, however, the fund is permitted to segregate or earmark liquid assets in an amount that, when added to the amounts deposited with an FCM as margin, equals the fund’s daily marked-to-market (net) obligation under the contract (i.e., the daily market value of the contract itself), if any; in other words, the fund may set aside its daily net liability, if any, rather than the notional value of the futures contract. By segregating or earmarking assets equal only to its net obligation under cash-settled futures, the fund may be able to utilize these contracts to a greater extent than if the fund were required to segregate or earmark assets equal to the full contract price or current market value of the futures contract. Such segregation of assets is intended to ensure that the fund has assets available to satisfy its obligations with respect to futures contracts and to limit any potential leveraging of the fund’s portfolio. However, segregation of liquid assets will not limit the fund’s exposure to loss. To maintain a sufficient amount of segregated assets, the fund may also have to sell less liquid portfolio securities at disadvantageous prices, and the earmarking of liquid assets will have the effect of limiting the fund’s ability to otherwise invest those assets in other securities or instruments.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying reference asset. Purchasing futures contracts will, therefore, tend to increase the fund’s exposure to positive and negative price fluctuations in the reference asset, much as if the fund had purchased the reference asset directly. When the fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market for the reference asset. Accordingly, selling futures contracts will tend to offset both positive and negative market price changes, much as if the reference asset had been sold.

There is no assurance that a liquid market will exist for any particular futures contract at any particular time. Futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days, when the price fluctuation limit is reached and a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the market for a futures contract is not liquid because of price fluctuation limits or other market conditions, the fund may be prevented from promptly liquidating unfavorable futures positions and the fund could be required to continue to hold a position until delivery or expiration regardless of changes in its value, potentially subjecting the fund to substantial losses. Additionally, the fund may not be able to take other actions or enter into other transactions to limit or reduce its exposure to the position. Under such circumstances, the fund would remain obligated to meet margin requirements until the position is cleared. As a result, the fund’s access to other assets held to cover its futures positions could also be impaired.

Although futures exchanges generally operate similarly in the United States and abroad, foreign futures exchanges may follow trading, settlement and margin procedures that are different than those followed by futures exchanges in the United States. Futures contracts traded outside the United States may not involve a clearing mechanism or related guarantees and may involve greater risk of loss than U.S.-traded contracts, including potentially greater risk of losses due to insolvency of a futures broker, exchange member, or other party that may owe initial or variation margin to the fund. Margin requirements on foreign futures exchanges may be different than those of futures exchanges in the United States, and, because initial and variation margin payments may be measured in foreign currency, a futures contract traded outside the United States may also involve the risk of foreign currency fluctuations.

2.	The table under the heading “Portfolio manager fund holdings and management of other accounts” in the “Management of the Series” section of the statement of additional information is amended with respect to the funds listed below only as follows. Footnotes in the statement of additional information remain unchanged.

Portfolio manager	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[1]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[2]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[3]
Global Growth Fund
Patrice Collette	None		1	$0.24	None
Isabelle de Wismes	1	$56.6	1	$0.24	None
Galen Hoskin	2	$25.6	1	$2.47	None
Jonathan Knowles	3	$203.4	None		None
Global Growth and Income Fund
Bradford F. Freer	1	$25.9	None		None
Gregg E. Ireland	2	$199.2	1	$0.24	None
Martin Romo	2	$214.3	None		None
Andrew B. Suzman	18	$272.0	None		None

Keep this supplement with your statement of additional information.

Lit. No. INA8BS-013-1015O CGD/8024-S51937

American Funds Insurance Series® Portfolio Series Statement of Additional Information Supplement November 1, 2015 (for statement of additional information dated May 1, 2015, as supplemented to date)

The following is added to the “Description of certain securities, investment techniques and risks” section of the statement of additional information under the heading “The underlying funds”:

Futures — An underlying fund may enter into futures contracts to seek to manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. A futures contract is an agreement to buy or sell a security or other financial instrument (the “reference asset”) for a set price on a future date. Futures contracts are standardized, exchange-traded contracts, and, when a futures contract is bought or sold, the fund will incur brokerage fees and will be required to maintain margin deposits.

Unlike when the fund purchases or sells a security, such as a stock or bond, no price is paid or received by the fund upon the purchase or sale of a futures contract. When the fund enters into a futures contract, the fund is required to deposit with its futures broker, known as a futures commission merchant (FCM), a specified amount of liquid assets in a segregated account in the name of the FCM at the applicable derivatives clearinghouse or exchange. This amount, known as initial margin, is set by the futures exchange on which the contract is traded and may be significantly modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the fund upon termination of the contract, assuming all contractual obligations have been satisfied. Additionally, on a daily basis, the fund pays or receives cash, or variation margin, equal to the daily change in value of the futures contract. Variation margin does not represent a borrowing or loan by the fund but is instead a settlement between the fund and the FCM of the amount one party would owe the other if the futures contract expired. In computing daily net asset value, the fund will mark-to-market its open futures positions. In the event of the bankruptcy or insolvency of an FCM that holds margin on behalf of the fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM’s other customers, potentially resulting in losses to the fund. An event of bankruptcy or insolvency at a clearinghouse or exchange holding initial margin could also result in losses for the fund.

When the fund invests in futures contracts and deposits margin with an FCM, the fund becomes subject to so-called “fellow customer” risk – that is, the risk that one or more customers of the FCM will default on their obligations and that the resulting losses will be so great that the FCM will default on its obligations and margin posted by one customer, such as the fund, will be used to cover a loss caused by a different defaulting customer. Applicable rules generally prohibit the use of one customer’s funds to meet the obligations of another customer and limit the ability of an FCM to use margin posed by non-defaulting customers to satisfy losses caused by defaulting customers. As a general matter, an FCM is required to use its own funds to meet a defaulting customer’s obligations. While a customer’s loss would likely need to be substantial before non-defaulting customers would be exposed to loss on account of fellow customer risk, applicable rules nevertheless permit the commingling of margin and do not limit the mutualization of customer losses from investment losses, custodial failures, fraud or other causes. If the loss is so great that, notwithstanding the application of an FCM’s own funds, there is a shortfall in the amount of customer funds required to be held in segregation, the FCM could default and be placed into bankruptcy. Under these circumstances, bankruptcy law provides that non-defaulting customers will share pro rata in any shortfall. A shortfall in customer segregated funds may also make the transfer of the accounts of non-defaulting customers to another FCM more difficult.

Although certain futures contracts, by their terms, require actual future delivery of and payment for the reference asset, in practice, most futures contracts are usually closed out before the delivery date by offsetting purchases or sales of matching futures contracts. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical reference asset and the same delivery date with the same FCM. If the offsetting purchase price is less than the original sale price (in each case taking into account transaction costs, including brokerage fees), the fund realizes a gain; if it is more, the fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price (in each case taking into account transaction costs, including brokerage fees), the fund realizes a gain; if it is less, the fund realizes a loss.

The fund is generally required to segregate liquid assets equivalent to the fund’s outstanding obligations under each futures contract. With respect to long positions in futures contracts that are not legally required to cash settle, the fund will segregate or earmark liquid assets in an amount equal to the contract price the fund will be required to pay on settlement less the amount of margin deposited with an FCM. For short positions in futures contracts that are not legally required to cash settle, the fund will segregate or earmark liquid assets in an amount that, when added to the amounts deposited with an FCM as margin, equals the market value of the reference asset underlying the futures contract. With respect to futures contracts that are required to cash settle, however, the fund is permitted to segregate or earmark liquid assets in an amount that, when added to the amounts deposited with an FCM as margin, equals the fund’s daily marked-to-market (net) obligation under the contract (i.e., the daily market value of the contract itself), if any; in other words, the fund may set aside its daily net liability, if any, rather than the notional value of the futures contract. By segregating or earmarking assets equal only to its net obligation under cash-settled futures, the fund may be able to utilize these contracts to a greater extent than if the fund were required to segregate or earmark assets equal to the full contract price or current market value of the futures contract. Such segregation of assets is intended to ensure that the fund has assets available to satisfy its obligations with respect to futures contracts and to limit any potential leveraging of the fund’s portfolio. However, segregation of liquid assets will not limit the fund’s exposure to loss. To maintain a sufficient amount of segregated assets, the fund may also have to sell less liquid portfolio securities at disadvantageous prices, and the earmarking of liquid assets will have the effect of limiting the fund’s ability to otherwise invest those assets in other securities or instruments.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying reference asset. Purchasing futures contracts will, therefore, tend to increase the fund’s exposure to positive and negative price fluctuations in the reference asset, much as if the fund had purchased the reference asset directly. When the fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market for the reference asset. Accordingly, selling futures contracts will tend to offset both positive and negative market price changes, much as if the reference asset had been sold.

There is no assurance that a liquid market will exist for any particular futures contract at any particular time. Futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days, when the price fluctuation limit is reached and a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the market for a futures contract is not liquid because of price fluctuation limits or other market conditions, the fund may be prevented from promptly liquidating unfavorable futures positions and the fund could be required to continue to hold a position until delivery or expiration regardless of changes in its value, potentially subjecting the fund to substantial losses. Additionally, the fund may not be able to take other actions or enter into other transactions to limit or reduce its exposure to the position. Under such circumstances, the fund would remain obligated to meet margin requirements until the position is cleared. As a result, the fund’s access to other assets held to cover its futures positions could also be impaired.

Although futures exchanges generally operate similarly in the United States and abroad, foreign futures exchanges may follow trading, settlement and margin procedures that are different than those followed by futures exchanges in the United States. Futures contracts traded outside the United States may not involve a clearing mechanism or related guarantees and may involve greater risk of loss than U.S.-traded contracts, including potentially greater risk of losses due to insolvency of a futures broker, exchange member, or other party that may owe initial or variation margin to the fund. Margin requirements on foreign futures exchanges may be different than those of futures exchanges in the United States, and, because initial and variation margin payments may be measured in foreign currency, a futures contract traded outside the United States may also involve the risk of foreign currency fluctuations.

Keep this supplement with your statement of additional information.

Lit No. INS8BS-002-1015O CGD/8024-S51956